Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill
Balance as of June 30, 2020	$20,254,309
Adjustments to Trellis' goodwill	(14,300)
Additions due to acquisition of Ample	25,806,518
Goodwill impairment	(4,172,000)
Balance as of December 31, 2020	$41,874,527
Additions due to acquisition of Viridian	5,408,884
Additions due to acquisition of 365 Cannabis	14,042,580
Goodwill impairment	(14,383,310)
Balance as of December 31, 2021	$46,942,681

Schedule of intangible assets
	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.35	$7,138,080	$(2,815,158)	$—	$4,322,922
Acquired trade names	3.09	871,920	(286,799)	—	585,121
Customer relationships	10.18	17,510,000	(878,250)	—	16,631,750
Non-compete agreement	1.75	80,000	(10,000)	—	70,000
Total Intangible assets		$25,600,000	$(3,990,207)	$—	$21,609,793

Capitalized software - In-service	2.02	8,807,843	(4,423,887)	—	4,383,956
Capitalized software - Work in Progress	N/A	3,224,203	—	(296,483)	2,927,720
Total Capitalized Software		12,032,046	(4,423,887)	(296,483)	7,311,676
Total finite-lived intangible assets		$37,632,046	$(8,414,094)	$(296,483)	$28,921,469

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount
Acquired developed technology	3.77	$8,220,000	$(1,434,155)	$(2,591,920)	$4,193,925
Acquired trade names	5.12	705,000	(97,676)	(123,080)	484,244
Customer relationships	13.04	2,880,000	(169,374)	—	2,710,626
Total Intangible assets		$11,805,000	$(1,701,205)	$(2,715,000)	$7,388,795

Capitalized software - In-service	1.62	4,593,512	(1,401,953)	—	3,191,559
Capitalized software - Work in Progress	N/A	734,180	—	—	734,180
Total Capitalized Software		5,327,692	(1,401,953)	—	3,925,739
Total finite-lived intangible assets		$17,132,692	$(3,103,158)	$(2,715,000)	$11,314,534

Schedule of capitalized software and purchased intangible assets
	Acquired Intangible Assets	Capitalized Software- In-service
2022	$3,445,741	$2,722,663
2023	3,131,575	1,144,351
2024	2,801,991	275,884
2025	1,973,934	110,215
2026	1,851,434	59,112
Thereafter	8,405,118	71,731
Total	$21,609,793	$4,383,956